Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
SEC rules require us to provide the following information regarding the relationship between executive compensation actually paid and our financial performance for Adam Singolda, our Chief Executive Officer, and for the remaining NEOs collectively, for the years listed below. For purposes of this disclosure, Mr. Singolda is referred to as our “PEO” (principal executive officer) and our remaining NEOs collectively are referred to as the “Non-PEO NEOs.”
Generally, under the rules “CAP” (compensation actually paid) is calculated by starting with the Summary Compensation Table total values and making the following adjustments: (1) deducting the grant date value of equity granted during the year, (2) deducting the change in pension value for the year (if any), (3) adding the year-end fair value of unvested equity awards granted during the year, (4) adding, for awards granted in prior years that are outstanding and unvested at the end of the year, the difference between the year-end fair value and the immediately prior year-end fair value, (5) adding, for awards granted in prior years that vested during the year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value, and (6) adding the pension service cost for that year (if any).
					Year-end value of $100 invested on 06/30/21 in:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(a)(b)	Average Summary Compensation Table Total for Non-PEO NEOs(c)	Average Compensation Actually Paid to Non-PEO NEOs(a)(b)(c)	TBLA	S&P SmallCap 600 Communication Services	Net Income (Loss) (in millions)	Adjusted EBITDA(d) (in millions) $
2023	$6,165,107	$9,571,202	$3,106,536	$4,682,659	$41.84	$69.11	($82.04)	$98.68
2022	$802,411	($10,628,082)	$1,663,398	($5,030,231)	$29.76	$62.86	($11.98)	$156.68
2021	$18,257,391	$19,034,854	$10,612,439	$10,613,871	$75.17	$95.91	($24.95)	$179.46
(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
PEO – Reconciliation of SCT Total to CAP Total(1)
Year	SCT Total		Grant Date Fair Value of Awards Granted During Year(2)		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$6,165,107	-	$4,514,693	+	$7,920,788	=	$9,571,202
2022	$802,411	-	$0	+	$(11,430,493)	=	$(10,628,082)
2021	$18,257,391	-	$16,812,544	+	$17,590,007	=	$19,034,854
(1)
The CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding and unvested, vested or forfeited during the applicable year.

(2)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable year.
Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total(1)
Year	SCT Total		Grant Date Fair Value of Awards Granted During Year(2)		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$3,106,536	-	$2,185,696	+	$3,761,819	=	$4,682,659
2022	$1,663,398	-	$1,150,001	+	$(5,543,628)	=	$(5,030,231)
2021	$10,612,439	-	$9,428,848	+	$9,430,281	=	$10,613,871
(1)
The CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding and unvested, vested or forfeited during the applicable year.

(2)	Represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for these NEOs for the applicable year.
(b)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
-	Strike price is based on each grant date closing price and share price is based on each vest/FYE closing price.
-	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
-
Due to the limited trading history of our Ordinary shares, the expected volatility was derived from the average historical share volatilities based on peer group public companies over a period equivalent to the options expected terms.

(c)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Stephen Walker, Eldad Maniv, Lior Golan and Kristy Sundjaja
2022: Stephen Walker, Eldad Maniv, Lior Golan and Kristy Sundjaja
2021: Stephen Walker, Eldad Maniv, Lior Golan and Kristy Sundjaja
(d)	See “Non-GAAP Financial Measures” beginning on page 64 of the 2023 Annual Report on Form 10-K for reconciliation to the comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
SEC rules require us to provide the following information regarding the relationship between executive compensation actually paid and our financial performance for Adam Singolda, our Chief Executive Officer, and for the remaining NEOs collectively, for the years listed below. For purposes of this disclosure, Mr. Singolda is referred to as our “PEO” (principal executive officer) and our remaining NEOs collectively are referred to as the “Non-PEO NEOs.”
(c)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Stephen Walker, Eldad Maniv, Lior Golan and Kristy Sundjaja
2022: Stephen Walker, Eldad Maniv, Lior Golan and Kristy Sundjaja
2021: Stephen Walker, Eldad Maniv, Lior Golan and Kristy Sundjaja

PEO Total Compensation Amount	$ 6,165,107	$ 802,411	$ 18,257,391
PEO Actually Paid Compensation Amount	$ 9,571,202	(10,628,082)	19,034,854
Adjustment To PEO Compensation, Footnote
(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
PEO – Reconciliation of SCT Total to CAP Total(1)
Year	SCT Total		Grant Date Fair Value of Awards Granted During Year(2)		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$6,165,107	-	$4,514,693	+	$7,920,788	=	$9,571,202
2022	$802,411	-	$0	+	$(11,430,493)	=	$(10,628,082)
2021	$18,257,391	-	$16,812,544	+	$17,590,007	=	$19,034,854
(1)
The CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding and unvested, vested or forfeited during the applicable year.

(2)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 3,106,536	1,663,398	10,612,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,682,659	(5,030,231)	10,613,871
Adjustment to Non-PEO NEO Compensation Footnote
(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total(1)
Year	SCT Total		Grant Date Fair Value of Awards Granted During Year(2)		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2023	$3,106,536	-	$2,185,696	+	$3,761,819	=	$4,682,659
2022	$1,663,398	-	$1,150,001	+	$(5,543,628)	=	$(5,030,231)
2021	$10,612,439	-	$9,428,848	+	$9,430,281	=	$10,613,871
(1)
The CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding and unvested, vested or forfeited during the applicable year.

(2)	Represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for these NEOs for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. The first graph below illustrates the relationship between Company total shareholder return and that of the S&P SmallCap 600 Communication Services Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid vs. Net Income
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. The first graph below illustrates the relationship between Company total shareholder return and that of the S&P SmallCap 600 Communication Services Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid vs. Company Selected Measure
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. The first graph below illustrates the relationship between Company total shareholder return and that of the S&P SmallCap 600 Communication Services Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Total Shareholder Return Vs Peer Group
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. The first graph below illustrates the relationship between Company total shareholder return and that of the S&P SmallCap 600 Communication Services Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Tabular List, Table
Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance
As required, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance. For further information regarding these performance metrics, please see “Executive Compensation — Compensation Discussion and Analysis.”
Adjusted EBITDA	Ex-TAC Gross Profit

Total Shareholder Return Amount	$ 41.84	29.76	75.17
Peer Group Total Shareholder Return Amount	69.11	62.86	95.91
Net Income (Loss)	$ (82,040,000.00)	$ (11,980,000)	$ (24,950,000)
Company Selected Measure Amount	98,680,000	156,680,000	179,460,000
PEO Name	Adam Singolda	Adam Singolda	Adam Singolda
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(d)	See “Non-GAAP Financial Measures” beginning on page 64 of the 2023 Annual Report on Form 10-K for reconciliation to the comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Ex-TAC Gross Profit
PEO | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,514,693)	$ 0	$ (16,812,544)
PEO | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,920,788	(11,430,493)	17,590,007
Non-PEO NEO | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,185,696)	(1,150,001)	(9,428,848)
Non-PEO NEO | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,761,819	$ (5,543,628)	$ 9,430,281